Portfolio of Investments
Columbia Global Technology Growth Fund, November 30, 2020 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 97.7%
Issuer	Shares	Value ($)
Brazil 0.6%
Afya Ltd., Class A(a)	142,454	3,777,880
Arco Platform Ltd., Class A(a)	82,630	3,615,062
Stone Co., Ltd., Class A(a)	124,248	9,097,439
Total		16,490,381
Canada 0.9%
Shopify, Inc., Class A(a)	20,317	22,153,250
China 3.4%
Alibaba Group Holding Ltd., ADR(a)	172,238	45,360,600
Dada Nexus Ltd., ADR(a)	66,483	3,852,690
Quhuo Ltd., ADR(a)	186,757	1,589,302
Tencent Holdings Ltd.	400,120	29,167,845
Xpeng, Inc., ADR(a)	150,532	8,845,260
Total		88,815,697
France 0.3%
Capgemini SE	32,457	4,515,611
Edenred	69,470	3,969,873
Total		8,485,484
Germany 0.5%
SAP SE, ADR	109,672	13,287,860
Japan 1.1%
Keyence Corp.	31,100	15,856,750
Murata Manufacturing Co., Ltd.	117,000	10,201,373
TDK Corp.	26,400	3,707,754
Total		29,765,877
Netherlands 3.2%
ASML Holding NV	88,827	38,882,242
NXP Semiconductors NV	183,545	29,077,199
STMicroelectronics NV, Registered Shares	385,195	15,272,982
Total		83,232,423
South Korea 1.1%
Samsung Electronics Co., Ltd.	484,809	29,224,652
Spain 0.1%
Amadeus IT Group SA, Class A	43,909	3,019,379
Common Stocks (continued)
Issuer	Shares	Value ($)
Sweden 0.3%
Telefonaktiebolaget LM Ericsson, ADR	626,393	7,667,050
Switzerland 0.7%
Logitech International SA	71,378	6,361,565
TE Connectivity Ltd.	102,837	11,720,333
Total		18,081,898
Taiwan 2.2%
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	601,917	58,397,987
United Kingdom 0.2%
Network International Holdings PLC(a)	622,348	2,240,700
Trainline PLC(a)	654,775	3,966,437
Total		6,207,137
United States 83.1%
1Life Healthcare, Inc.(a)	105,269	3,460,192
Accenture PLC, Class A	102,359	25,496,603
Activision Blizzard, Inc.	303,030	24,084,824
Adobe, Inc.(a)	92,108	44,070,915
Advanced Micro Devices, Inc.(a)	260,994	24,183,704
Akamai Technologies, Inc.(a)	37,329	3,863,925
Alphabet, Inc., Class A(a)	56,042	98,320,085
Alteryx, Inc., Class A(a)	86,584	10,376,227
Amazon.com, Inc.(a)	39,129	123,962,237
Amphenol Corp., Class A	75,123	9,826,840
Analog Devices, Inc.	120,426	16,748,848
ANSYS, Inc.(a)	49,575	16,759,324
Apple, Inc.	1,891,424	225,174,027
Applied Materials, Inc.	219,741	18,124,238
Arista Networks, Inc.(a)	22,130	5,990,591
Autodesk, Inc.(a)	26,102	7,314,563
Automatic Data Processing, Inc.	114,127	19,844,403
Avalara, Inc.(a)	118,474	20,347,909
Avaya Holdings Corp.(a)	120,130	2,235,619
BigCommerce Holdings, Inc.(a)	16,402	1,322,985
Booking Holdings, Inc.(a)	4,440	9,006,318
Broadcom, Inc.	134,322	53,941,029
Cadence Design Systems, Inc.(a)	93,510	10,875,213
Columbia Global Technology Growth Fund | Quarterly Report 2020	1

Portfolio of Investments   (continued)
Columbia Global Technology Growth Fund, November 30, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
CDW Corp.	61,825	8,067,544
Cisco Systems, Inc.	440,399	18,945,965
Cognizant Technology Solutions Corp., Class A	58,226	4,549,197
Comcast Corp., Class A	121,088	6,083,461
Corning, Inc.	143,841	5,382,530
Coupa Software, Inc.(a)	55,241	18,169,317
Crowdstrike Holdings, Inc., Class A(a)	67,341	10,322,028
Duck Creek Technologies, Inc.(a)	108,285	4,305,412
DXC Technology Co.	110,794	2,427,497
Electronic Arts, Inc.(a)	61,579	7,866,717
Facebook, Inc., Class A(a)	136,741	37,873,155
Fidelity National Information Services, Inc.	178,438	26,481,984
Fiserv, Inc.(a)	99,466	11,456,494
Fortinet, Inc.(a)	91,746	11,305,860
Global Payments, Inc.	75,750	14,785,642
HP, Inc.	225,380	4,942,583
Inphi Corp.(a)	74,107	11,496,219
Intel Corp.	452,233	21,865,466
International Business Machines Corp.	25,797	3,186,445
Intuit, Inc.	78,847	27,755,721
Keysight Technologies, Inc.(a)	91,807	11,020,512
KLA Corp.	39,043	9,837,665
Lam Research Corp.	155,996	70,613,149
Livent Corp.(a)	323,864	4,913,017
Marvell Technology Group Ltd.	668,846	30,960,881
MasterCard, Inc., Class A	186,401	62,725,801
Maxim Integrated Products, Inc.	61,117	5,075,156
MaxLinear, Inc., Class A(a)	320,479	10,014,969
MediaAlpha, Inc.(a)	182,397	6,885,487
Microchip Technology, Inc.	94,925	12,756,971
Micron Technology, Inc.(a)	458,972	29,415,515
Microsoft Corp.	895,389	191,675,923
MongoDB, Inc.(a)	41,655	11,967,898
Motorola Solutions, Inc.	62,010	10,636,575
nCino, Inc.(a)	17,587	1,433,165
NetApp, Inc.	189,100	10,080,921
Netflix, Inc.(a)	37,833	18,564,653
NVIDIA Corp.	131,398	70,437,212
Oak Street Health, Inc.(a)	100,434	4,737,472
Common Stocks (continued)
Issuer	Shares	Value ($)
Okta, Inc.(a)	56,509	13,846,965
Oracle Corp.	201,894	11,653,322
Palo Alto Networks, Inc.(a)	31,118	9,146,203
Parsons Corp.(a)	139,564	4,563,743
Paycom Software, Inc.(a)	16,779	6,998,185
PayPal Holdings, Inc.(a)	214,239	45,872,855
QUALCOMM, Inc.	164,812	24,255,382
RingCentral, Inc., Class A(a)	65,831	19,555,099
SailPoint Technologies Holdings, Inc.(a)	107,601	5,009,903
Salesforce.com, Inc.(a)	158,610	38,986,338
SBA Communications Corp.	26,666	7,657,942
Schrodinger, Inc.(a)	97,989	6,818,075
ServiceNow, Inc.(a)	45,052	24,082,547
Shift4 Payments, Inc., Class A(a)	44,022	2,713,076
Skyworks Solutions, Inc.	35,808	5,055,015
Splunk, Inc.(a)	50,414	10,293,531
Square, Inc., Class A(a)	159,964	33,746,005
Synopsys, Inc.(a)	191,918	43,661,345
Take-Two Interactive Software, Inc.(a)	30,497	5,505,013
Tesla Motors, Inc.(a)	30,890	17,533,164
Texas Instruments, Inc.	148,424	23,933,370
T-Mobile USA, Inc.(a)	61,622	8,192,029
Twilio, Inc., Class A(a)	108,606	34,763,695
Tyler Technologies, Inc.(a)	10,387	4,441,481
Uber Technologies, Inc.(a)	126,875	6,300,613
Universal Display Corp.	27,509	6,300,661
VeriSign, Inc.(a)	92,415	18,549,539
Visa, Inc., Class A	357,414	75,182,035
Visteon Corp.(a)	106,413	12,860,011
VMware, Inc., Class A(a)	38,169	5,339,461
Walt Disney Co. (The)	90,856	13,447,597
Western Digital Corp.	167,031	7,496,351
Workday, Inc., Class A(a)	29,204	6,564,767
Xilinx, Inc.	46,197	6,723,973
Zoom Video Communications, Inc., Class A(a)	26,868	12,852,576
Total		2,186,254,665
Total Common Stocks (Cost $1,110,110,342)		2,571,083,740

2	Columbia Global Technology Growth Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Global Technology Growth Fund, November 30, 2020 (Unaudited)
Money Market Funds 2.1%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.122%(b),(c)	55,915,367	55,909,776
Total Money Market Funds (Cost $55,901,583)		55,909,776
Total Investments in Securities (Cost $1,166,011,925)		2,626,993,516
Other Assets & Liabilities, Net		4,562,075
Net Assets		$2,631,555,591
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at November 30, 2020.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended November 30, 2020 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.122%
	57,597,549	60,759,629	(62,443,660)	(3,742)	55,909,776	(2,123)	17,967	55,915,367
Abbreviation Legend
ADR	American Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Global Technology Growth Fund | Quarterly Report 2020	3

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
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